Risk Management Section - Country Risk Explanatory - ING Bank Portfolio, by Geographic Area (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	100.00%	100.00%
Rest of Europe [Member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	28.30%	28.20%
United Kingdom [member] | Rest of Europe [Member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	3.80%
Poland [member] | Rest of Europe [Member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	3.80%
France [member] | Rest of Europe [Member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	3.20%
Spain [member] | Rest of Europe [Member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	3.10%
Italy [member] | Rest of Europe [Member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	2.40%